Invested Assets and Investment Income - Investment Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Investment expenses	$ 1,348	$ 1,297
Related to invested assets
Disclosure of financial assets [line items]
Investment expenses	731	720
Related to segregated, mutual and other funds
Disclosure of financial assets [line items]
Investment expenses	$ 617	$ 577